Victory Pioneer Solutions - Balanced Fund
Schedule of Investments | October 31, 2025

Schedule of Investments  |  10/31/25
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
1,625,585(a)	Dreyfus Government Cash Management, Institutional Shares, 4.00%	$ 1,625,585
		$1,625,585

	TOTAL SHORT TERM INVESTMENTS (Cost $1,625,585)	$1,625,585

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.4% (Cost $1,625,585)	$1,625,585
		Net Realized Gain (Loss) for the period ended 10/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/25	Capital Gain Distributions for the period ended 10/31/25	Dividend Income for the period ended 10/31/25	Value
	Affiliated Issuers — 99.6%*
	Mutual Funds — 99.6% of Net Assets
1,030,236	Victory Pioneer Active Credit Fund Class Y	$—	$(22,235)	$—	$38,097	$ 8,653,979
1,517,991	Victory Pioneer Balanced Fund Class R6	—	1,771,248	—	90,636	19,415,107
3,791,608	Victory Pioneer Bond Fund Class R6	67,432	681,272	—	403,774	32,418,250
1,755,773	Victory Pioneer CAT Bond Fund Class R6	30,673	1,008,568	—	—	20,876,135
179,951	Victory Pioneer Disciplined Value Fund Class R6	—	176,352	—	—	3,050,176
124,181	Victory Pioneer Equity Income Fund Class R6	—	66,681	—	18,518	3,172,820
1Victory Pioneer Solutions - Balanced Fund | 10/31/25

Shares		Net Realized Gain (Loss) for the period ended 10/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/25	Capital Gain Distributions for the period ended 10/31/25	Dividend Income for the period ended 10/31/25	Value
	Mutual Funds— (continued)
2,014,387	Victory Pioneer Equity Premium Income Fund Class R6	$—	$166,648	$—	$609,193	$ 25,703,573
68,967	Victory Pioneer Fund Class R6	—	248,186	—	2,756	3,413,857
33,709	Victory Pioneer Fundamental Growth Fund Class R6	—	73,486	—	—	1,380,398
3,140,354	Victory Pioneer Global Equity Fund Class R6	2,266,084	7,432,781	—	—	79,513,753
1,569,499	Victory Pioneer International Equity Fund Class R6	1,116,533	5,476,802	—	—	54,006,475
9,524,727	Victory Pioneer Multi-Asset Income Fund Class R6	17,149	2,992,272	—	1,832,423	126,012,143
2,156,847	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6	1,165	(63,642)	—	253,805	20,813,572
1,026,163	Victory Pioneer Securitized Income Fund Class Y	(2,287)	(139,649)	—	202,532	9,748,553
Victory Pioneer Solutions - Balanced Fund | 10/31/252

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 10/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/25	Capital Gain Distributions for the period ended 10/31/25	Dividend Income for the period ended 10/31/25	Value
	Mutual Funds— (continued)
1,329,949	Victory Pioneer Short Term Income Fund Class R6	$46,852	$(109,632)	$—	$186,015	$ 11,823,246
42,465	Victory Pioneer Strategic Income Fund Class R6	6,788	4,201	—	7,518	419,556
	Total Mutual Funds (Cost $335,405,675)	$3,550,389	$19,763,339	$—	$3,645,267	$420,421,593

	Total Investments in Affiliated Issuers — 99.6% (Cost $335,405,675)	$3,550,389	$19,763,339	$—	$3,645,267	$420,421,593
	OTHER ASSETS AND LIABILITIES — (0.0)%†					$(79,124)
	net assets — 100.0%					$421,968,054

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2025.
*	Affiliated funds managed by Victory Capital Management, Inc. (the “Adviser”).
†	Amount rounds to less than 0.1%.
3Victory Pioneer Solutions - Balanced Fund | 10/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,625,585	$—	$—	$1,625,585
Affiliated Mutual Funds	420,421,593	—	—	420,421,593
Total Investments in Securities	$422,047,178	$—	$—	$422,047,178
During the period ended October 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Solutions - Balanced Fund | 10/31/254